INVENTORIES	12 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 -	INVENTORIES

Components of inventories are as follows:

	June 30,
	2014	2015

Raw materials	$8,046	$12,857
Work in progress	12,187	8,157
Finished goods	14,793	13,692
Low value consumables	27	-

	$35,053	$34,706